Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
Index 500 Portfolio
April 30, 2005
Prospectus

The following information supplements similar information found in the "Fund Management" section on page 10.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of the fund, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

VI5-05-03 June 1, 2005
1.797998.104

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
Investment Grade Bond Portfolio
April 30, 2004
Prospectus

Effective June 1, 2005, the management fee has been reduced.

The following information replaces similar information found in the "Fee Table" on page 5.

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.13%	0.13%
Total annual class operating expensesA	0.46%	0.56%	0.71%

VIG-05-02 June 1, 2005
1.798000.103

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
April 30, 2005
Prospectus

Effective June 1, 2005, VIP Investment Grade Bond's management fee has been reduced.

The following information replaces similar information for VIP Investment Grade Bond in the "Fee Table" on page 41.

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.13%	0.13%
Total annual class operating expensesA	0.46%	0.56%	0.71%

The following information supplements similar information found in the "Fund Management" section beginning on page 62.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Index 500 Portfolio, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

VIPIS2-05-01 June 1, 2005
1.816774.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2005
Prospectus

Effective June 1, 2005, VIP Investment Grade Bond's management fee has been reduced.

The following information replaces similar information for VIP Investment Grade Bond in the "Fee Table" on page 21.

Annual operating expenses (paid from class assets)

Initial Class
Management fee	0.33%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.13%
Total annual class operating expensesA	0.46%

The following information supplements similar information found in the "Fund Management" section on page 38.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Index 500 Portfolio, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

VIPICSD-05-01 June 1, 2005
1.816775.100